Note 10 - Short-term Borrowings - Repurchase Agreements (Details) - Overnight and Continuous [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Repurchase agreements	$ 3,635	$ 2,929
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Repurchase agreements	2,667	1,877
US States and Political Subdivisions Debt Securities [Member]
Repurchase agreements	968
US Government Agencies Debt Securities [Member]
Repurchase agreements		$ 1,052